CAPITALIZED DRILLING COSTS AND OIL AND GAS PROPERTIES	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
Reserve Quantities [Line Items]
CAPITALIZED DRILLING COSTS AND OIL AND GAS PROPERTIES

NOTE 6: CAPITALIZED DRILLING COSTS AND OIL AND GAS PROPERTIES

As noted, under Rule 4-10 (c)(2) of Regulation S-X, the Company uses the full cost method of accounting for its investment in oil and natural gas properties. Under the full cost method of accounting, all costs associated with acquisition, exploration and development of oil and gas reserves, including directly related overhead costs are capitalized. General and administrative costs related to production and general overhead are expensed as incurred.

All capitalized costs of oil and gas properties, including the estimated future costs to develop proved reserves, are amortized on the unit of production method using estimates of proved reserves. Under Rule 6(i) of Regulation S-X, disposition of oil and gas properties are accounted for as a reduction of capitalized costs, with no gain or loss recognized unless such adjustment would significantly alter the relationship between capitalized costs and proved reserves of oil and gas, in which case the gain or loss is recognized in operations. Unproved properties and development projects are not amortized until proved reserves associated with the projects can be determined or until impairment occurs. If the results of an assessment indicate that the properties are impaired, the amount of the loss from operations before income taxes and the adjusted carrying amount of the unproved properties is amortized on the unit-of-production method.

Capitalized Drilling Costs

In January 2021, the Company commenced a drilling program on their Deshotel 24H well included in their proved reserves. Depletion expense for the nine months ended December 31, 2022 and 2021 for the capitalized drilling costs was $122,838 and $510,196, respectively. The Company capitalized $214,197 in drilling costs related to the Peabody 12A #18 well in the three months ended December 31, 2022. As of December 31, 2022, the capitalized drilling costs were $494,408.

Oil and Gas Properties

Activity in the current year consist of the following:

For the nine months ended December 31, 2022, the Company received proceeds of $999,999 whereby they recognized $405,052 in gains on the assignments of wells of $1,078,104 that contained plugging liabilities of $684,679. There was a percentage of the Deshotel 24H well in the assignment that resulted in a reduction of the capitalized drilling costs of $201,525 in this transaction.

On October 6, 2022, the Company assigned 10% of their working interest in the Harry O’Neal 20-9 well to two related parties, pursuant to the vesting of various performance conditions in the employment contracts of Mr. Randy May and Mr. Jay Puchir. There were no recognized reserves booked for this well.

On October 10, 2022, the Company entered into a settlement agreement with a Harry O’Neal working interest owner whereby they granted them a 50% working interest in the Harry O’Neal 20-9 well in exchange for a full release of claims from all prior investments. There were no recognized reserves booked for this well.

The following table summarizes the Company’s oil and gas activities by classification for the periods ended December 31, 2022 and 2021.

Activity Category	March 31, 2022	Adjustments (1)	December 31, 2022
Proved Developed Producing Oil and Gas Properties
Cost	$4,915,968	$(2,231,401)	$2,684,567
Accumulated depreciation, depletion and amortization	(3,225,527)	991,724	(2,233,803)
Changes in estimates	-	-	-
Total	$1,690,441	$(1,239,677)	$450,764

Undeveloped and Non-Producing Oil and Gas Properties
Cost	$4,936,352	$(28,266)	$4,908,086
Changes in estimates	-	-	-
Total	$4,936,352	$(28,266)	$4,908,086

Grand Total	$6,626,793	$(1,267,944)	$5,358,850

Activity Category	March 31, 2021	Adjustments (1)	December 31, 2021
Proved Developed Producing Oil and Gas Properties
Cost	$7,223,379	$-	$7,223,379
Accumulated depreciation, depletion and amortization	(739,037)	(928,604)	(1,667,641)
Changes in estimates	-	-	-
Total	$6,484,342	$(928,604)	$5,555,738

Undeveloped and Non-Producing Oil and Gas Properties
Cost	$5,868,137	$303,500	$6,171,637
Changes in estimates	-	-	-
Total	$5,868,137	$303,500	$6,171,637

Grand Total	$12,352,479	$(625,104)	$11,727,375

(1)	Relates to dispositions of reserves, and depletion expenses.

White River Holdings Corp [Member]
Reserve Quantities [Line Items]
CAPITALIZED DRILLING COSTS AND OIL AND GAS PROPERTIES

NOTE 7: CAPITALIZED DRILLING COSTS AND OIL AND GAS PROPERTIES

As noted, under Rule 4-10 (c)(2) of Regulation S-X, the Company uses the full cost method of accounting for its investment in oil and natural gas properties. Under the full cost method of accounting, all costs associated with acquisition, exploration and development of oil and gas reserves, including directly related overhead costs are capitalized. General and administrative costs related to production and general overhead are expensed as incurred.

All capitalized costs of oil and gas properties, including the estimated future costs to develop proved reserves, are amortized on the unit of production method using estimates of proved reserves. Under Rule 6(i) of Regulation S-X, disposition of oil and gas properties are accounted for as a reduction of capitalized costs, with no gain or loss recognized unless such adjustment would significantly alter the relationship between capitalized costs and proved reserves of oil and gas, in which case the gain or loss is recognized in operations. Unproved properties and development projects are not amortized until proved reserves associated with the projects can be determined or until impairment occurs. If the results of an assessment indicate that the properties are impaired, the amount of the loss from operations before income taxes and the adjusted carrying amount of the unproved properties is amortized on the unit-of-production method.

Capitalized Drilling Costs

In January 2021, the Company commenced a drilling program on their Deshotel 24H well included in their proved reserves. The Company, pursuant to ASC 932 is amortizing $2,696,542 under the full-cost method based on the units of production method. Depletion expense for the years ended March 31, 2022 and 2021 for the capitalized drilling costs was $1,961,478 and $130,490, respectively. As of March 31, 2022, the capitalized drilling costs were $604,574.

Oil and Gas Properties

The Company’s holdings in oil and gas mineral lease (“OGML”) properties as of March 31, 2022 and 2021 are as follows:

	March 31, 2022	March 31, 2021

Total OGML Properties Acquired	$6,626,793	$12,352,479

The Company’s properties consist of the following:

Cherry et al OGML including shallow drilling rights was acquired by Shamrock from Hartoil Company on July 1, 2018.

O’Neal Family OGML and Weyerhaeuser OGML including shallow drilling rights were acquired by White River Holdings on July 1, 2019 from Livland, LLC and Hi-Tech Onshore Exploration, LLC respectively in exchange for a $125,000 drilling credit to be applied by Livland, LLC on subsequent drilling operations.

Taliaferro Family OGML including shallow drilling rights was acquired by White River Holdings on June 10, 2019 from Lagniappe Operating, LLC.

WHITE RIVER HOLDINGS CORP

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
MARCH 31, 2022 AND 2021

Kingrey Family OGML including both shallow and deep drilling rights was entered into by White River Holdings and the Kingrey Family on April 3, 2019.

Peabody Family OGML including both shallow and deep drilling rights was acquired by White River Holdings on June 18, 2019 from SR Acquisition I, LLC, a subsidiary of Sanchez Energy Corporation, for a 1% royalty retained interest in conjunction with White River Holdings executing a lease saving operation in June 2019.

As discussed in Note 12, the Company acquired certain leases on June 11, 2020 and June 18, 2020 in Mississippi and Louisiana valued at $2,000. These assets were paid entirely in cash. In addition, the Company impaired $82,500 of property as it let certain leases lapse.

As discussed in Note 12, on August 14, 2020, the Company entered into an Asset Purchase Agreement with Rabb Resources, LTD which included the acquisition of real property. The purchase price for this acquisition was $3,500,000. Of this amount, $3,224,000, is reflected as Oil and Gas Properties.

As discussed in Note 12, on September 4, 2020, the Company entered into a Lease Assignment agreement. The purchase price for this acquisition was $1,500,000. Of this amount, $1,500,000, is reflected as Oil and Gas Properties.

As discussed in Note 12, on September 30, 2020, the Company entered into three Asset Purchase Agreements. The purchase prices for these acquisitions were $750,000. Of this amount, $760,000, is reflected as Oil and Gas Properties.

As discussed in Note 12, on October 1, 2020, the Company entered into three Asset Purchase Agreements. The purchase price for these acquisitions were $22,400. Of this amount, $22,400, is reflected as Oil and Gas Properties.

As discussed in Note 12, on October 9, 2020, the Company entered into three Asset Purchase Agreements. The purchase price for these acquisitions were $615,000. Of this amount, $615,000, is reflected as Oil and Gas Properties.

In February and March 2021, the Company acquired additional leases for $916,242 under the Blackbrush/Deshotel lease related to the Participation Agreement.

On May 13, 2021, the Company’s subsidiaries White River Energy LLC and White River Operating LLC entered into a Letter Agreement for a .60 of 8/8th Earned Working Interest with TSEA Partners LLC (“TSEA”) for their Harry O’Neal 20-10 lease in Holmes County, MS (“Letter Agreement”). Under the terms of the Letter Agreement, TSEA paid $600,000 to the Company to transfer the working interest to TSEA and TSEA received a $300,000 drilling or workover credit to use towards any authority for expenditure at Horseshoe Field. There were no amounts valued as oil and gas properties for this particular property, and as a result, the entire $600,000 is reflected as a gain on sale of property as well as the removal of the asset retirement obligation of $175 which brought the total gain to $600,175.

Effective on July 1, 2021, the Company’s subsidiary White River SPV 2, LLC closed on the sale of the Weyerhauser OGML Lease. The Company did not record a value for the property as it was acquired in a group of properties on June 11, 2020 as the entire group of properties were purchased for $1,500. As a result, the entire sales price of $112,094, which includes the sale of the existing inventory and related expenses of $12,094 on this well and removal of the accumulated depletion, asset retirement obligation of $21,191 brought the total gain to $121,190.

The Company had an analysis completed by an independent petroleum consulting company in March 2021 to complete the acquisition analysis within the required one-year period. There were no adjustments required from the original asset allocation on March 27, 2020.

The Company impaired $1,235,285 for the year ended March 31, 2022 in undeveloped reserves.

The following table summarizes the Company’s oil and gas activities by classification for the years ended March 31, 2022 and 2021.

Activity Category	March 31, 2021	Adjustments (1)	March 31, 2022
Proved Developed Producing Oil and Gas Properties
Cost	$7,223,379	$(2,307,411)	$4,915,968
Accumulated depreciation, depletion and amortization	(739,037)	(2,486,490)	(3,225,527)
Changes in estimates	-	-	-
Total	$6,484,342	$(4,793,901)	$1,690,441

Undeveloped and Non-Producing Oil and Gas Properties
Cost	$5,868,137	$(931,785)	$4,936,352
Changes in estimates	-	-	-
Total	$5,868,137	$(931,785)	$4,936,352

Grand Total	$12,352,479	$(5,725,686)	$6,626,793

WHITE RIVER HOLDINGS CORP

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
MARCH 31, 2022 AND 2021

Activity Category	March 31, 2020	Adjustments (1)	March 31, 2021
Proved Developed Producing Oil and Gas Properties
Cost	$166,849	$7,056,530	$7,223,379
Accumulated depreciation, depletion and amortization	-	(739,037)	(739,037)
Changes in estimates	-	-	-
Total	$166,849	$6,317,493	$6,484,342

Undeveloped and Non-Producing Oil and Gas Properties
Cost	$5,968,151	$(100,014)	$5,868,137
Changes in estimates	-	-	-
Total	$5,968,151	$(100,014)	$5,868,137

Grand Total	$6,135,000	$6,217,479	$12,352,479

(1)	Relates to acquisitions and dispositions of reserves.